Subsequent Event - Additional Information (Detail) (USD $)	0 Months Ended			1 Months Ended			6 Months Ended		12 Months Ended		6 Months Ended	0 Months Ended	2 Months Ended	3 Months Ended	6 Months Ended	1 Months Ended	2 Months Ended	0 Months Ended
	Jul. 19, 2013	Mar. 12, 2013	Jan. 22, 2013	Jun. 26, 2014	May 29, 2014	Dec. 31, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Jun. 30, 2014 Lincoln Park Capital Fund, LLC [Member]	Dec. 11, 2013 Lincoln Park Capital Fund, LLC [Member] Common Stock Purchase Agreement [Member]	Mar. 10, 2014 Lincoln Park Capital Fund, LLC [Member] Common Stock Purchase Agreement [Member]	Jun. 30, 2014 Lincoln Park Capital Fund, LLC [Member] Common Stock Purchase Agreement [Member]	Jun. 30, 2014 Lincoln Park Capital Fund, LLC [Member] Common Stock Purchase Agreement [Member]	Jan. 31, 2014 Subsequent Event	Mar. 10, 2014 Subsequent Event Lincoln Park Capital Fund, LLC [Member] Common Stock Purchase Agreement [Member]	Aug. 06, 2014 Securities Purchase Agreement Subsequent Event
Subsequent Event [Line Items]
Number of shares of common stock sold		5,000,000	10,125,000	5,500,000	3,333,333										8,200,000			6,000,000
Convertible shares of common stock																		$ 0.10
Proceeds from issuance of common stock	$ 2,377,000	$ 1,000,000	$ 2,025,000	$ 550,000	$ 500,000		$ 2,638,000	$ 3,289,000	$ 6,538,000	$ 2,084,000				$ 484,000	$ 1,588,000			$ 600,000
Sale of common stock						10,250,000			10,250,000			10,250,000				10,250,000
Total number of shares of common stock sold											9,866,666	1,666,666	3,800,000	3,000,000	8,200,000		3,800,000
Common stock sold											$ 1,838,000	$ 250,000	$ 817,000		$ 1,588,000		$ 817,000